Employee benefit obligations - Amounts recognized in consolidated statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	$ (102)	$ 15	$ 38
Discontinued operations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	(38)	(4)	11
Aggregate continuing and discontinued operations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	(140)	11	49
Defined benefit plan
Employee benefit obligations
Actuarial (loss)/gain arising from changes in demographic assumptions	(4)	18	(3)
Actuarial (loss)/gain arising from changes in financial assumptions	(272)	116	(85)
Actuarial (loss)/gain arising from changes in experience	(23)	19	(1)
Re-measurements of defined benefit obligations	(299)	153	(89)
Actual return/(loss) less expected return on plan assets	203	(144)	129
Actuarial (loss)/gain for the year on pension benefits	(96)	9	40
Gain (loss) on plan assets	271	(96)	228
Other employee benefit obligations
Employee benefit obligations
Actuarial (loss)/gain for the year on pension benefits	$ (6)	$ 6	$ (2)